Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Oct. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2025
Revenues	$ 296,404	$ 175,338	$ 64,478	$ 579,678	$ 329,351	$ 181,310	$ 753,188
Cost of Revenues	194,648	111,583	3,100	379,970	199,151	6,900	19,000
Gross Profit	101,756	63,755		199,708	130,200
Operating Expenses
Selling, general and administrative expenses	68,145	29,656		121,728	55,803
Depreciation and amortization	13,521	15,154		26,727	32,851
Total Operating Expenses	81,666	44,810		148,455	88,654
Income (Loss) from Operations	20,090	18,945		51,253	41,546
Other Income (Expense)
Interest expense	(20,992)	(13,736)		(34,865)	(28,614)
Interest income	482	1,545		1,387	3,224
Other (expense) income	(71)	523		224	(331)
Total Other Expense, net	(20,581)	(11,668)		(33,254)	(25,721)
Income (Loss) Before Tax (Expense) Benefit	(491)	7,277	11,651	17,999	15,825	(25,159)	22,786
Income Tax (Expense) Benefit	400	(846)	(3,190)	(2,534)	(2,057)	5,957	(5,340)
Net Income (Loss)	(91)	6,431	8,461	15,465	13,768	(19,202)	17,446
Less: net income (loss) attributable to non-controlling interests	(337)	1,838		5,206	2,894
Net Income (Loss) Attributable to Forgent Intermediate LLC	$ 246	$ 4,593		$ 10,259	$ 10,874
Forgent Intermediate LLC [Member]
Revenues			64,478			181,310	753,188
Cost of Revenues			40,664			113,570	475,122
Gross Profit			23,814			67,740	278,066
Operating Expenses
Selling, general and administrative expenses			11,321			52,077	146,270
Depreciation and amortization			93			20,418	59,559
Total Operating Expenses			11,414			72,495	205,829
Income (Loss) from Operations			12,400			(4,755)	72,237
Other Income (Expense)
Interest expense			(778)			(21,855)	(54,778)
Interest income			342			1,832	5,558
Other (expense) income			(313)			(381)	(231)
Total Other Expense, net			(749)			(20,404)	(49,451)
Income (Loss) Before Tax (Expense) Benefit			11,651			(25,159)	22,786
Income Tax (Expense) Benefit			(3,190)			5,957	(5,340)
Net Income (Loss)			8,461			(19,202)	17,446
Less: net income (loss) attributable to non-controlling interests			0			(1,381)	2,250
Net Income (Loss) Attributable to Forgent Intermediate LLC			$ 8,461			$ (17,821)	$ 15,196